other long-term liabilities	6 Months Ended
Jun. 30, 2019
other long-term liabilities
other long-term liabilities

27   other long-term liabilities

		June 30,	December 31,
As at (millions)	Note	2019	2018
Contract liabilities	24	$65	$78
Other		8	7
Deferred revenues		73	85
Pension benefit liabilities		408	446
Other post-employment benefit liabilities		47	45
Restricted share unit and deferred share unit liabilities		85	63
Derivative liabilities	4(d)	94	6
Other		17	71
		724	716
Deferred customer activation and connection fees	24	14	15
		$738	$731